PUBLIC SERVICE ELETRIC POWER CONCESSIONS - Electric Power Transmission in Different Locations (Details)	12 Months Ended
Dec. 31, 2018 km
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Transmission lines (in kilometers)	67.528
Several LT Projects
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Transmission lines (in kilometers)	18,964.7
Electric power transmission period	41 years
Several company owned projects achieved as per Law 12.783/2013
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Transmission lines (in kilometers)	18,816.9
Electric power transmission period	30 years
38 Transmission substations and transmission lines at 525 Kv, 230 kv,
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Transmission lines (in kilometers)	9,513.3
Electric power transmission period	30 years
LT Coletora Porto Velho / Araraquara II, at 600 KV
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Transmission lines (in kilometers)	2,375.0
Electric power transmission period	30 years
SPE IE Madeira (Lot D)
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Transmission lines (in kilometers)	2,375.0
Electric power transmission period	30 years
SPE Belo Monte Transmissora
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Transmission lines (in kilometers)	2,092.0
Electric power transmission period	30 years
SPE Mata de Sta. Genebra Transmissora
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Transmission lines (in kilometers)	1,732.0
Electric power transmission period	30 years
SPE Paranaba Transmissora
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Transmission lines (in kilometers)	953.4
Electric power transmission period	30 years
LT Ibiuna - Bateias
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Transmission lines (in kilometers)	664.0
Electric power transmission period	28 years
SPE Transenergia Renovavel
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Transmission lines (in kilometers)	570.1
Electric power transmission period	30 years
LT Oriximin - Silves - Lechunga (AM), em 500 Kv; SE Silves (ex-Itacoatiara) 500/138 kV
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Transmission lines (in kilometers)	559.0
Electric power transmission period	30 years
LT Teresina II - Sobral - Fortaleza, at 500 KV [Member]
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Transmission lines (in kilometers)	546.0
Electric power transmission period	30 years
LT Ivaipora - Londrina
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Transmission lines (in kilometers)	476.0
Electric power transmission period	30 years
LT Salto Santiago - Ivaipora - Cascavel Oeste
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Transmission lines (in kilometers)	371.9
Electric power transmission period	30 years
LT Campos Novos - Blumenau C2
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Transmission lines (in kilometers)	357.8
Electric power transmission period	30 years
SPE Triangulo Mineiro Transmissora
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Transmission lines (in kilometers)	296.5
Electric power transmission period	30 years
SPE MGE Transmissao S.A.
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Transmission lines (in kilometers)	260.0
Electric power transmission period	30 years
SE Missoes - 230/69 kV (150 MVA)
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Transmission lines (in kilometers)	257.4
Electric power transmission period	30 years
LT Campos Novos - Polo 525 kV
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Transmission lines (in kilometers)	257.4
Electric power transmission period	30 years
SPE Goias Transmissao
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Transmission lines (in kilometers)	254.0
Electric power transmission period	30 years
LT Garanhuns - Pau Ferro, at 500 kV [Member]
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Transmission lines (in kilometers)	239.0
Electric power transmission period	30 years
LT P. Medici - Santa Cruz 1 230kV
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Transmission lines (in kilometers)	237.4
Electric power transmission period	30 years
SE Foz do Chapeco
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Transmission lines (in kilometers)	231.3
Electric power transmission period	30 years
LT Luis Gonzaga - Garanhuns, at 500 kV
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Transmission lines (in kilometers)	224.0
Electric power transmission period	30 years
LT Funil - Itapebi, C3
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Transmission lines (in kilometers)	223.0
Electric power transmission period	30 years
LT Milagres - Taua - 230 kv, C1
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Transmission lines (in kilometers)	208.1
Electric power transmission period	30 years
LT Ceara-Mirim II - Campina Grande III, at 500 kV
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Transmission lines (in kilometers)	192.0
Electric power transmission period	30 years
LT Garanhuns - Campina Grande III, at 500 KV
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Transmission lines (in kilometers)	190.0
Electric power transmission period	30 years
SPE Transenergia Goias
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Transmission lines (in kilometers)	189.0
Electric power transmission period	30 years
LT Picos - Taua II - 230 kv, C1
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Transmission lines (in kilometers)	183.2
Electric power transmission period	30 years
LT Bom Despacho 3 - Ouro Preto 2
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Transmission lines (in kilometers)	180.0
Electric power transmission period	30 years
SPE Vale do S. Bartolomeu Transmissora
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Transmission lines (in kilometers)	161.5
Electric power transmission period	30 years
LT 230 kV Eunapolis - Teixeira de Freitas II, C1 -3
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Transmission lines (in kilometers)	145.0
Electric power transmission period	30 years
LT Eunapolis - Teixeira de Freitas II - 230 kV, C2
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Transmission lines (in kilometers)	145.0
Electric power transmission period	30 years
LT Eletrodo de Terra - Ibiuna
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Transmission lines (in kilometers)	134.0
Electric power transmission period	60 years
LT Paraiso - Acu II - 230 kv, C2
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Transmission lines (in kilometers)	132.8
Electric power transmission period	30 years
LT Paraiso - Acu II - 230 kV, C3 -3
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Transmission lines (in kilometers)	123.0
Electric power transmission period	30 years
LT Milagres - Coremas - 230 kV, C2
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Transmission lines (in kilometers)	119.8
Electric power transmission period	30 years
LT Bom Jesus da Lapa II - Igapora II - 230 kv
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Transmission lines (in kilometers)	115.0
Electric power transmission period	30 years
LT Jardim - Penedo - 230 kV, C1
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Transmission lines (in kilometers)	110.0
Electric power transmission period	30 years
LT Russas - Banabuiu - 230 kV -3
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Transmission lines (in kilometers)	110.0
Electric power transmission period	30 years
LT Camacari IV - Sapeacu - 230 kV -3
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Transmission lines (in kilometers)	105.0
Electric power transmission period	30 years
LT Mascarenhas - Linhares
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Transmission lines (in kilometers)	94.7
Electric power transmission period	22 years
LT Ibicoara - Brumado - 230 kV, C1
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Transmission lines (in kilometers)	94.5
Electric power transmission period	30 years
LT Acarau II- Sobral III, C2, at 230 kv
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Transmission lines (in kilometers)	91.3
Electric power transmission period	30 years
LT Campos - Macae 3
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Transmission lines (in kilometers)	90.0
Electric power transmission period	30 years
LT Xavantes-Pirineus
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Transmission lines (in kilometers)	90.0
Electric power transmission period	30 years
Several SE Projects
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Transmission lines (in kilometers)	86.0
Electric power transmission period	41 years
LT Pau Ferro - Santa Rita II - 230kV -3
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Transmission lines (in kilometers)	85.0
Electric power transmission period	30 years
LT C. Mirim II - Joao Camara II - 230 kv, C1
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Transmission lines (in kilometers)	74.5
Electric power transmission period	30 years
LT Tijuco Preto - Itapeti - Nordeste
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Transmission lines (in kilometers)	71.0
Electric power transmission period	30 years
LT Acu II - Mossoro II - 230 kV, C2 -3
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Transmission lines (in kilometers)	69.0
Electric power transmission period	30 years
SPE Lago Azul Transmissora
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Transmission lines (in kilometers)	69.0
Electric power transmission period	30 years
LT Casa Nova II - Sobradinho - C1
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Transmission lines (in kilometers)	67.1
Electric power transmission period	35 years
LT Paraiso - Lagoa Nova II - 230 kV
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Transmission lines (in kilometers)	65.4
Electric power transmission period	30 years
LT Morro do Chapeu II - Irece - 230 kV; SE Morro do Chapeu II 230 kV
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Transmission lines (in kilometers)	64.1
Electric power transmission period	30 years
LT Ceara-Mirim II- Joao Camara III, at 500 kV
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Transmission lines (in kilometers)	64.0
Electric power transmission period	30 years
Brazil-Uruguay Interconnection
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Transmission lines (in kilometers)	63.8
Electric power transmission period	30 years
LT Ceara-Mirim II - Touros - 230 kV
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Transmission lines (in kilometers)	61.5
Electric power transmission period	30 years
LT Igapora III - Pindai II - 230 kV
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Transmission lines (in kilometers)	49.5
Electric power transmission period	30 years
LT Teresina II - Teresina III - 230 kV, C1/C2
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Transmission lines (in kilometers)	45.6
Electric power transmission period	30 years
SPE Retiro Baixo Energetica S.A. -1
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Transmission lines (in kilometers)	45.0
Electric power transmission period	35 years
LT Camacari IV - Piraja - 230 kV; LT Pituacu - Piraja - 230 kV; SE Piraja 230/69 kV
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Transmission lines (in kilometers)	45.0
Electric power transmission period	30 years
LT Recife II - Suape II - 500 kV - C2
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Transmission lines (in kilometers)	44.0
Electric power transmission period	30 years
LT Pirapama II - Suape II - 230 kv, C1, C2
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Transmission lines (in kilometers)	41.8
Electric power transmission period	30 years
SPE SE Sao Manoel - SE Paranaita -1
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Transmission lines (in kilometers)	40.0
Electric power transmission period	35 years
LT Sao Luiz II - Sao Luiz III, at 230 kV -3
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Transmission lines (in kilometers)	39.0
Electric power transmission period	30 years
SPE Enerpeixe S.A. -1
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Transmission lines (in kilometers)	37.0
Electric power transmission period	35 years
LT Mossoro II - Mossoro IV - 230 kV
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Transmission lines (in kilometers)	36.1
Electric power transmission period	30 years
LT Monte Claro - Garibaldi
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Transmission lines (in kilometers)	32.7
Electric power transmission period	30 years
SPE Serra do Facao Energia S.A. -1
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Transmission lines (in kilometers)	32.0
Electric power transmission period	35 years
LT Extremoz II - C. Mirim - 230 kv, C1
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Transmission lines (in kilometers)	31.4
Electric power transmission period	30 years
LT Sapeacu - Sto. Antonio de Jesus - 230 kV -3
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Transmission lines (in kilometers)	31.0
Electric power transmission period	30 years
LT Eletrodo de Terra - Foz do Iguacu
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Transmission lines (in kilometers)	31.0
Electric power transmission period	60 years
LT Jacarepagua - Zona Oeste - ZIN
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Transmission lines (in kilometers)	29.9
Electric power transmission period	30 years
LT Jacarepagua - Paciencia - Palmares
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Transmission lines (in kilometers)	27.9
Electric power transmission period	30 years
LT Messias - Maceio II - 230 kV -3
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Transmission lines (in kilometers)	20.0
Electric power transmission period	30 years
LT Ceara- Mirim II - Extremoz II, at 230 kV
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Transmission lines (in kilometers)	19.0
Electric power transmission period	30 years
LT Garanhuns - Angelim I, at 230 kV
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Transmission lines (in kilometers)	13.0
Electric power transmission period	30 years
1 Frequency Converter and 132 kV Transmission Lines
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Transmission lines (in kilometers)	12.5
Electric power transmission period	7 years
LT Paulo Afonso III - Zebu II - 230 kv, C1, C2
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Transmission lines (in kilometers)	10.8
Electric power transmission period	30 years
LT Igapora II - Igapora III - 230 KV, C1, C2
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Transmission lines (in kilometers)	10.8
Electric power transmission period	30 years
LT Campina Grande III - Campina Grande II, at 230 kV
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Transmission lines (in kilometers)	10.0
Electric power transmission period	30 years
SPE Madeira Energia S.A. -1
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Transmission lines (in kilometers)	10.0
Electric power transmission period	35 years
LT Santa Cruz - ZIN
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Transmission lines (in kilometers)	8.8
Electric power transmission period	30 years
SPE Teles Pires Participacoes S.A. -1
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Transmission lines (in kilometers)	7.5
Electric power transmission period	35 years
LT Suape III - Suape II - 230 kv, C1, C2
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Transmission lines (in kilometers)	7.2
Electric power transmission period	30 years
LT Pituacu - Piraja - 230 kV -3
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Transmission lines (in kilometers)	5.0
Electric power transmission period	30 years
SE Santa Rita II - 230/69kV; SE Zebu - 230/69kV; SE Natal III
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Transmission lines (in kilometers)	3.0
Electric power transmission period	30 years
SE Nossa Senhora do Socorro 230/69 kV; SE Maceio II, 230/69 kV; SE
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Transmission lines (in kilometers)	3.0
Electric power transmission period	30 years
SPE Baguari Energia S.A. -1
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Transmission lines (in kilometers)	2.5
Electric power transmission period	35 years
SE Suape II - 500/230 kV -600 MVA; SE Suape III - 230/69 kV -200
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Transmission lines (in kilometers)	2.0
Electric power transmission period	30 years
SE Igapora III 500/230 KV; SE Pindai II 230 KV
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Transmission lines (in kilometers)	2.0
Electric power transmission period	30 years
SE Pecem II, at 500/230 kV; SE Aquiraz II, at 230/69 kV
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Transmission lines (in kilometers)	2.0
Electric power transmission period	30 years
SE Joao Camara II, at 500/138 kV; SE Ceara- Mirim II, at 500/230 kV
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Transmission lines (in kilometers)	2.0
Electric power transmission period	30 years
SE Garanhuns, at 500/230 kV; SE Pau Ferro, at 500/230 kV
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Transmission lines (in kilometers)	2.0
Electric power transmission period	30 years
Rectifying Station No. 02 CA/CC at 500/600 kV; Inverting Station No. 02 [Member]
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Transmission lines (in kilometers)	2.0
Electric power transmission period	30 years
SE Silves (ex-Itacoatiara) 500/138 kV; SE Lechuga (ex-Cariri) 500/230 kV
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Transmission lines (in kilometers)	2.0
Electric power transmission period	25 years
LT Jardim - Nossa Senhora do Socorro - 230 kV -3
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Transmission lines (in kilometers)	1.3
Electric power transmission period	30 years
SE Elev. Usina Apolonio Sales
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Transmission lines (in kilometers)	1.0
Electric power transmission period	38 years
SE Elev. Usina Luiz Gonzaga
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Transmission lines (in kilometers)	1.0
Electric power transmission period	38 years
SE Elev. Usina PAF I
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Transmission lines (in kilometers)	1.0
Electric power transmission period	38 years
SE Elev. Usina PAF II
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Transmission lines (in kilometers)	1.0
Electric power transmission period	38 years
SE Elev. Usina PAF III
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Transmission lines (in kilometers)	1.0
Electric power transmission period	38 years
SE Elev. Usina PAF IV
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Transmission lines (in kilometers)	1.0
Electric power transmission period	38 years
SE Elev. Usina Xingo
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Transmission lines (in kilometers)	1.0
Electric power transmission period	38 years
SE Elev. Usina Boa Esperanca
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Transmission lines (in kilometers)	1.0
Electric power transmission period	38 years
SE Elev. Usina Funil
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Transmission lines (in kilometers)	1.0
Electric power transmission period	38 years
SE Elev. Usina Pedra
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Transmission lines (in kilometers)	1.0
Electric power transmission period	38 years
SE Elev. Usina Sobradinho
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Transmission lines (in kilometers)	1.0
Electric power transmission period	48 years
SE Elev. Usina Curemas
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Transmission lines (in kilometers)	1.0
Electric power transmission period	20 years
SE Elev. Usina Camacari
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Transmission lines (in kilometers)	1.0
Electric power transmission period	23 years
SE Elev. Usina Casa Nova II and III
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Transmission lines (in kilometers)	1.0
Electric power transmission period	32 years
SE Taua - 230 kV
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Transmission lines (in kilometers)	1.0
Electric power transmission period	30 years
SE Ibicoara - 500/230 kV
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Transmission lines (in kilometers)	1.0
Electric power transmission period	30 years
SE Camacari IV - 500/230 kV
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Transmission lines (in kilometers)	1.0
Electric power transmission period	30 years
SE Arapiraca III - 230/69 kV
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Transmission lines (in kilometers)	1.0
Electric power transmission period	30 years
SE Extremoz II - 230 kv
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Transmission lines (in kilometers)	1.0
Electric power transmission period	30 years
SE Joao Camara - 230 kv
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Transmission lines (in kilometers)	1.0
Electric power transmission period	30 years
SE Igapora - 230 kv
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Transmission lines (in kilometers)	1.0
Electric power transmission period	30 years
SE Acarau II - 230 kv
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Transmission lines (in kilometers)	1.0
Electric power transmission period	30 years
SE Brumado II
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Transmission lines (in kilometers)	1.0
Electric power transmission period	30 years
SE Bom Jesus da Lapa II
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Transmission lines (in kilometers)	1.0
Electric power transmission period	30 years
SE Lagoa Nova 230 kV
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Transmission lines (in kilometers)	1.0
Electric power transmission period	30 years
SE Ibiapina 230 kV
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Transmission lines (in kilometers)	1.0
Electric power transmission period	30 years
SE Polo 230/69 kV
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Transmission lines (in kilometers)	1.0
Electric power transmission period	30 years
SE Mirueira II 230/69 kV
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Transmission lines (in kilometers)	1.0
Electric power transmission period	30 years
SE Touros, 230 kV
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Transmission lines (in kilometers)	1.0
Electric power transmission period	30 years
SE Morro do Chapeu 230 kV
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Transmission lines (in kilometers)	1.0
Electric power transmission period	30 years
SE Tabocas do Brejo Velho
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Transmission lines (in kilometers)	1.0
Electric power transmission period	0 years
SE Teresina III at 230/69 kV
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Transmission lines (in kilometers)	1.0
Electric power transmission period	30 years
SE Mossoro IV, 230 kV
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Transmission lines (in kilometers)	1.0
Electric power transmission period	30 years
SE Casa Nova II
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Transmission lines (in kilometers)	1.0
Electric power transmission period	35 years
SE Campina Grande III, at 500/230 kV
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Transmission lines (in kilometers)	1.0
Electric power transmission period	30 years
SE Jaboatao II 230/69 kV
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Transmission lines (in kilometers)	1.0
Electric power transmission period	30 years
SE Ourolandia II
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Transmission lines (in kilometers)	1.0
SE Teixeira de Freitas II - 230/138 kv -3
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Transmission lines (in kilometers)	1.0
Electric power transmission period	30 years
SE Piraja 230/69 KV -3
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Transmission lines (in kilometers)	1.0
Electric power transmission period	30 years
Basic Network Transmission
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Electric power transmission period	42 years
LT 230 kV SE Ribeiro Gonalves - SE Balsas, SE Ribeiro Gonalves and SE Balsas
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Electric power transmission period	30 years
LT 230 kV - SE Sao Luis II / Sao Luis III
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Electric power transmission period	30 years
SE Miranda II - 500/230 kV -450 MVA
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Electric power transmission period	30 years
SE Coletora Porto Velho 500/230kV 2 Converting Stations CA/CC/CA Back-to-Back 400MW LT Coletora Porto Velho - Porto Velho - C1 and C2 - 230kV
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Electric power transmission period	30 years
Rectifying No. 01 CA/CC - 500/600 kV - 3150 MW - Inverting Station
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Electric power transmission period	30 years
LT 230kV SE Jauru - SE Vilhena - SE Pimenta Bueno - SE Ji-Parana - SE
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Electric power transmission period	30 years
LT 230kV SE Porto Velho - SE Abuna - SE Rio Branco - C2
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Electric power transmission period	30 years
LT 230 kV SE Jorge Teixeira - SE Lec huga -ex-Cariri
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Electric power transmission period	30 years
SE Lucas do Rio Verde 230/138 kV
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Electric power transmission period	30 years
SE Miramar at 230/69 kV SE Tucurui at 230/138 kV
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Electric power transmission period	30 years
SE Nobres 230/138 kV
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Electric power transmission period	30 years
LT 230 kV SE Lec huga - SE Jorge Teixeira C3 and SE Lechuga, 230/138
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Electric power transmission period	30 years
Norte Brasil Transmissora de Energia
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Electric power transmission period	30 years
Belo Monte Transmissora de Energia Eletrica
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Electric power transmission period	30 years
SE Zona Oeste
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Electric power transmission period	30 years
SE Linhares
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Electric power transmission period	30 years
SPE Caldas Novas
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Electric power transmission period	30 years
SPE IE Madeira -Lot F
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Electric power transmission period	30 years
Transenergia Sao Paulo
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Electric power transmission period	30 years
SE 230/138 kV Ivinhema 2, 2 x 150 MVA
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Electric power transmission period	30 years
SE Ijui 2 SE Nova Petropolis 2 SE Lajeado Grande SE Caxias 6
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Electric power transmission period	30 years